Investment Manager
Legg Mason Fund Adviser, Inc.
Baltimore, MD

Investment Adviser
For Market Neutral Trust:
  Batterymarch Financial Management, Inc.
  Boston, MA

For Classic Valuation Fund:
  Brandywine Asset Management, Inc.
  Wilmington, DE

Board of Directors
  John F. Curley, Jr., Chairman
  Edward A. Taber, III, President
  Nelson A. Diaz
  Richard G. Gilmore
  Arnold L. Lehman
  Dr. Jill E. McGovern
  G. Peter O'Brien
  T. A. Rodgers

Transfer and Shareholder Servicing Agent
Boston Financial Data Services
Boston, MA

Custodian
State Street Bank & Trust Company
Boston, MA

Counsel
Kirkpatrick & Lockhart LLP
Washington, D.C.

Independent Accountants
PricewaterhouseCoopers LLP
Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a prospectus.

               LEGG MASON WOOD WALKER, INCORPORATED

      -------------------------------------------------------

                         100 Light Street
              P.O. Box 1476, Baltimore, MD 21203-1476
                         410 - 539 - 0000

LMF-233
6/00

                                SEMI-ANNUAL REPORT
                                  APRIL 30, 2000

                                    LEGG MASON
                                   LIGHT STREET
                                    TRUST, INC.

                               MARKET NEUTRAL TRUST
                              CLASSIC VALUATION FUND

                                   PRIMARY CLASS

   [LEGG MASON LOGO]

To Our Shareholders,

  We are pleased to provide you with Legg Mason Light Street Trust's semi-annual report covering the six months ended April 30, 2000, for the Market Neutral Trust and the Classic Valuation Fund.

  This is our first report to you for the Classic Valuation Fund, which began operations November 8, 1999. As this letter is written, the Fund's assets are approaching $5 million. Brandywine Asset Management is responsible for the day-to-day management of the Fund. The Fund seeks long-term growth of capital by investing in undervalued or out-of-favor companies that Brandywine believes are likely to return to better valuations. We are excited about the addition of this fund to the Legg Mason Family of Funds and we welcome those of you who are shareholders of the Fund.

  On the following pages, the portfolio managers for the Funds review the portfolios' structure and investment philosophies, and discuss the investment outlook for the Funds.

  Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient manner.

                                             Sincerely,

                                             /S/ EDWARD A. TABER, III

                                             Edward A. Taber, III
                                             President

May 24, 2000

Portfolio Managers' Comments
Legg Mason Light Street Trust, Inc.

Market Neutral Trust

  For the six months ended April 30, 2000, the Fund's return was -6.5%, net of expenses, compared with +2.7% for 90-day U.S. Treasury Bills.

     We are disappointed with the Fund's performance. The investment environment, with unprecedented volatility, narrow leadership and dramatic sector reversals, proved to be difficult for our quantitative, factor-based investment style.

  The S&P 500 return was +7.2% for the six months. This positive index return masks the high volatility, the record swings in the U.S. market, particularly in the NASDAQ, and the pockets of extreme style and sector rotation during the period. The six months saw wide divergence between growth and value, with the Russell 1000 Growth Index up +18.7% and the Russell 1000 Value Index down -0.9%. The technology sector, up over 70% for the period, saw its peak in March and declined significantly into April.

  The main reason for the Fund's performance shortfall was negative stock selection in the short equity positions. We are committed to improving every detail of our market neutral process and have implemented several enhancements to benefit the short portfolio.

  We have determined that certain factors are more effective in identifying short candidates and less effective in identifying long candidates. While we initially applied identical factor analyses to both the long and short sides of the portfolio, we now use a different set of factors to capture the short side of the market. We apply additional screening factors to avoid shorting highly volatile, speculative stocks.

  Market neutral funds, as an asset class, have underperformed on an absolute basis, and for the six months ended April 30, 2000, Market Neutral Trust has underperformed relative to its market neutral peers. This relative return is a consequence of our investment style, which blends both growth and value factors. While the growth-biased managers had the most success over the past six months, more recently the value managers had their day. We believe that remaining style neutral is the best formula for long-term success.

Investment Process

  For Batterymarch, the key to added value is a disciplined investment process that incorporates rigorous stock selection and effective risk control. Our market neutral process is designed to consistently add value over the longer term regardless of market direction, buying "long" the stocks ranked most highly by our stock selection model and selling "short" those ranked least favorably. A market neutral portfolio contains both long and short equity positions, with each long position matched to a short position in the same industry sector, in equal dollar amounts. This balance is intended to effectively neutralize market risk.

  The goal of a market neutral manager is to pick the right stocks on both the long and short sides of the portfolio. Returns result from the performance of the long plus the short positions, and the portfolio earns interest from the invested proceeds of the short sales.

  Our bottom-up quantitative approach models the thought process and disciplines of a "smart" fundamental investor. We screen a broad universe of stocks for liquidity. The resulting universe is analyzed in detail using a proprietary, multi-factor stock selection model. Designed to encompass the best of both quantitative and fundamental approaches, our stock selection incorporates the broad dimensions typically used by fundamental analysts: cash flow, earnings growth, expectations, value, technical factors and corporate signals. Run daily, our model ranks each stock in the universe on a sector-neutral basis and is designed so that no single dimension or set of factors dominates, a distinguishing feature of our investment style.

  In addition to rigorous stock selection, we seek to add value through a disciplined investment process that incorporates risk control. We manage the neutrality of the Fund through risk control procedures that include the monitoring of forecast tracking error and the targeting of zero net sector exposures. The Fund seeks to be both industry sector and market-capitalization neutral, with the "longs" and "shorts" within each sector in near-equal proportions. The portfolio is fully invested at all times.

  A market neutral portfolio, with high turnover by design, requires real-time position monitoring and careful and timely trade execution. Trades for the Fund are executed through our performance-based basket-trading strategy, which helps us to time trades to best advantage and to minimize trading costs.

  In summary, while we are disappointed with the Fund's performance, we are committed to improving every detail of our process and remain confident in our ability to pick stocks over the long term. We continue to believe that the Market Neutral Trust can provide important diversification for long-term investors.

                                         Batterymarch Financial Management, Inc.

June 1, 2000
DJIA 10652.20

Legg Mason Light Street Trust, Inc.

Classic Valuation Fund

  The introduction of the Legg Mason Classic Valuation Fund came just as a shift in market direction was forming. After avoiding value stocks in favor of perceived growth - at any price - some investors directed money flow into the "old economy" names. From the Fund's start-up at November 8, 1999, we declined modestly from our beginning net asset value ("NAV") of $10.00 to an NAV of $9.99 at April 30 (a total return of -0.10%). During May, our performance strengthened significantly and we ended May with an NAV of $10.44 and a total return for the period since inception of 4.40%.

  During the past several months, the portfolio became more concentrated in the energy sector, so that at the end of April the Fund's exposure was about three times that of the S&P. Rising demand accompanied by low inventories drove natural gas prices higher, which produced good stock performance in Union Pacific Resources and Unocal. Better refining margins have been a good backdrop for Tosco Corporation and Sunoco, two of our energy holdings. An improving outlook for exploration and drilling prompted us to accumulate Transocean Sedco and Tidewater Inc. Although, as suggested, we have enjoyed good performance in this sector, the valuation levels are still attractive and we will maintain positions until optimism propels valuations to higher levels.

  During the winter and early spring, we expanded on a theme that we found compelling. The defense and aerospace stocks which had been miserable performers for the last two years were at extraordinarily low value levels. The fact that these "giveaway" prices were coincidental with the beginning of an upcycle in government spending (after 12 years of declines) heightened our conviction. General Dynamics and Boeing joined Northrup Grumman and Raytheon, which we already owned. The stocks have recently done well, but the potential for appreciation from here is substantial.

  Looking back on the last six months and the apparent change in market direction that we have experienced, we cannot help but note that we have witnessed a strong proof of why value works. When the crowd jumps aboard a concept that has done well (gravity-defying technology) and propels stocks to values that are priced for perfection, anything less than a perfect world produces pain. Whether the Justice Department in its case against Microsoft marred the setting or if it become a case of just too much supply hitting the market or any of several other reasons we can point to, the simple fact is that expectations and enthusiasm were too high. Value works because at the other end of the spectrum expectations are too low and most surprises are positive ones. Adhering strictly to our discipline of focusing only on stocks that are priced low in relation to current measures of value - namely earnings, book value and cash flow - we take advantage of low expectation opportunities. The recent past has reminded many investors that voguishness can be dangerous, but the corollary is embraced by few: greater opportunities exist in stocks that are out of favor.

                                               Brandywine Asset Management, Inc.

June 1, 2000
DJIA 10652.20

Performance Information
Legg Mason Light Street Trust, Inc.

Total Returns for One Year and Life of Class as of April 30, 2000

  The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

  Each Fund has two classes of shares: Primary Class and Navigator Class. The Navigator Classes have not commenced operations.

                                                                  Market Neutral Trust      Classic Valuation Fund
------------------------------------------------------------------------------------------------------------------
Average Annual Total Return
  Primary Class:
    One Year                                                            (5.22)%                       N/A
    Life of Class(A)                                                    (7.95)%                       N/A

Cumulative Total Return
  Primary Class:
    One Year                                                            (5.22)%                       N/A
    Life of Class(A)                                                    (9.48)%                      (.10)%
------------------------------------------------------------------------------------------------------------------

(A)Primary Class inception dates are:
 Market Neutral Trust -- February 16, 1999
 Classic Valuation Fund -- November 8, 1999

N/A -- Not applicable.

Statement of Net Assets
Legg Mason Light Street Trust, Inc.
April 30, 2000 (Unaudited)
(Amounts in Thousands)

Market Neutral Trust

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 87.8%
Capital Goods -- 6.6%
Dover Corporation                                                    2                     $    96
Emerson Electric Co.                                                 3                         159
Energizer Holdings, Inc.                                          N.M.                        N.M.(A)
Graco Inc.                                                        N.M.                          10
Harsco Corporation                                                   1                          27
Minnesota Mining & Manufacturing Company                          N.M.                           9
Regal-Beloit Corporation                                          N.M.                           5
Tecumseh Products Company                                            2                         107
The Timken Company                                                   2                          28
Tyco International Ltd.                                              1                          60
United Technologies Corporation                                      2                          99
                                                                                           -------
                                                                                               600
                                                                                           -------
Commercial Services -- 2.5%
John H. Harland Company                                              2                          29
Sabre Holdings Corporation                                           2                          77(A)
SUPERVALU INC.                                                       5                         101
Valassis Communications, Inc.                                        1                          21(A)
                                                                                           -------
                                                                                               228
                                                                                           -------
Consumer Durables -- 1.2%
NVR, Inc.                                                            2                         106(A)
                                                                                           -------
Consumer Non-Durables -- 6.3%
Avon Products, Inc.                                                  3                         116
Liz Claiborne, Inc.                                                  1                          42
McCormick & Company, Incorporated                                    1                          41
Michael Foods, Inc.                                                  1                          24
OshKosh B'Gosh, Inc.                                              N.M.                           6
PepsiCo, Inc.                                                        2                          77
Rexall Sundown, Inc.                                                 1                          25(A)
Suiza Foods Corporation                                              1                          27(A)
The Coca-Cola Company                                                2                         108
The Quaker Oats Company                                              1                          78
The Timberland Company                                            N.M.                          28(A)
                                                                                           -------
                                                                                               572
                                                                                           -------
Consumer Services -- 4.2%
Aztar Corporation                                                    4                          43(A)
Career Education Corporation                                         3                         106(A)

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Consumer Services -- Continued
Dow Jones & Company, Inc.                                            1                     $    52
Metro-Goldwyn-Mayer, Inc.                                            1                          42(A)
Pixar, Inc.                                                          1                          19(A)
The New York Times Company                                           2                          86
The Reader's Digest Association, Inc.                                1                          29
                                                                                           -------
                                                                                               377
                                                                                           -------
Energy -- 5.1%
Kerr-McGee Corporation                                               2                         119
Occidental Petroleum Corporation                                     3                          58
Patina Oil & Gas Corporation                                         2                          32
Royal Dutch Petroleum Company                                        1                          40
Santa Fe Snyder Corporation                                          4                          40(A)
Talisman Energy Inc.                                                 2                          45(A)
USX Marathon Group                                                   1                          28
Vintage Petroleum, Inc.                                              5                         103
                                                                                           -------
                                                                                               465
                                                                                           -------
Finance -- 9.2%
CBL & Associates Properties, Inc.                                    8                         180
Commerce Bancorp, Inc.                                               2                          71
Hibernia Corporation                                                 7                          77
J.P. Morgan & Co. Incorporated                                       1                          90
Lehman Brothers Holdings Inc.                                        1                          90
MeriStar Hospitality Corporation                                     2                          42
Metris Companies Inc.                                                1                          41
Morgan Stanley Dean Witter & Co.                                     1                          69
Neuberger Berman Inc.                                                1                          33
StanCorp Financial Group, Inc.                                       3                          99
Waddell & Reed Financial, Inc.                                       1                          36
                                                                                           -------
                                                                                               828
                                                                                           -------
Health Care -- 5.7%
Aurora Biosciences Corporation                                       1                          47(A)
Candela Corporation                                                  3                          40(A)
IVAX Corporation                                                     4                          96(A)
King Pharmaceuticals, Inc.                                           2                          74(A)
Mallinckrodt Inc.                                                    4                         116
MiniMed Inc.                                                      N.M.                          49(A)
Varian Medical Systems, Inc.                                         2                          92(A)
                                                                                           -------
                                                                                               514
                                                                                           -------

Legg Mason Light Street Trust, Inc.

Market Neutral Trust -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Insurance -- 5.3%
American National Insurance Company                                  1                     $    31
MGIC Investment Corporation                                          3                         143
RenaissanceRe Holdings                                               5                         184
The PMI Group, Inc.                                                  3                         126
                                                                                           -------
                                                                                               484
                                                                                           -------
Metals and Minerals -- 3.9%
Alcan Aluminum Ltd.                                                  2                          69
Centex Construction Products, Inc.                                   2                          62
Georgia-Pacific Group                                                2                          70
Nucor Corporation                                                    2                          90
Southdown, Inc.                                                      1                          58
                                                                                           -------
                                                                                               349
                                                                                           -------
Process Industries -- 3.8%
Longview Fibre Company                                              12                         155
The Lubrizol Corporation                                             2                          49
Willamette Industries, Inc.                                          4                         141
                                                                                           -------
                                                                                               345
                                                                                           -------
Retail -- 5.3%
BJ's Wholesale Club, Inc.                                            2                          85(A)
Charming Shoppes, Inc.                                            N.M.                           2(A)
Michael's Stores, Inc.                                               1                          47(A)
Pacific Sunwear Of California, Inc.                                  1                          31(A)
PETCO Animal Supplies, Inc.                                          2                          28(A)
The Cato Corporation                                                 6                          67
The Gap, Inc.                                                        3                         121
The Limited, Inc.                                                 N.M.                          18
Zale Corporation                                                     2                          78(A)
                                                                                           -------
                                                                                               477
                                                                                           -------
Technology -- 10.2%
Atmel Corporation                                                    2                          83(A)
Integrated Device Technology, Inc.                                   2                          77(A)
Intel Corporation                                                 N.M.                          51
International Rectifier Corporation                                  3                         128(A)
KEMET Corporation                                                    1                          37(A)
Sun Microsystems, Inc.                                               1                         101(A)
Taiwan Semiconductor Manufacturing Company Ltd.                      1                          53(A)

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Technology -- Continued
Texas Instruments Incorporated                                    N.M.                     $    49
Three-Five Systems, Inc.                                             1                          78(A)
Varian Semiconductor Equipment Associates, Inc.                      1                          94(A)
Vishay Intertechnology, Inc.                                         2                         174(A)
                                                                                           -------
                                                                                               925
                                                                                           -------
Technology Services -- 1.0%
AT&T Wireless Group                                                  1                          29(A)
Symantec Corporation                                                 1                          62(A)
                                                                                           -------
                                                                                                91
                                                                                           -------
Transportation -- 5.7%
Arkansas Best Corporation                                           11                         146(A)
Roadway Express, Inc.                                                6                         134
UAL Corporation                                                      2                          99(A)
USFreightways Corporation                                            2                          84
Yellow Corporation                                                   3                          55(A)
                                                                                           -------
                                                                                               518
                                                                                           -------
Utilities -- 11.8%
Dynegy Inc.                                                          2                         151
Energen Corporation                                                  3                          51
Equitable Resources, Inc.                                            2                          88
KeySpan Corporation                                                  8                         223
National Fuel Gas Company                                            4                         185
NSTAR                                                                4                         172
ONEOK, Inc.                                                       N.M.                           5
The Coastal Corporation                                              2                          85
Unicom Corporation                                                   3                         104
                                                                                           -------
                                                                                             1,064
                                                                                           -------
Total Common Stock and Equity Interests (Identified
  Cost -- $7,277)                                                                            7,943
--------------------------------------------------------------------------------------------------

Legg Mason Light Street Trust, Inc.

Market Neutral Trust -- Continued

                                                              Shares/Par                    Value
--------------------------------------------------------------------------------------------------
Repurchase Agreements -- 13.4%
Goldman, Sachs & Company
  5.80%, dated 4/28/00, to be repurchased at $1,217 on
  5/1/00 (Collateral: $1,237 Fannie Mae mortgage-backed
  securities, 8.50%, due 2/1/28, value $1,263)                 $ 1,216                     $ 1,216
                                                                                           -------
Total Repurchase Agreements (Identified Cost -- $1,216)                                      1,216
--------------------------------------------------------------------------------------------------
Total Investments -- 101.2% (Identified Cost -- $8,493)                                      9,159
Deposits With Brokers for Securities Sold Short -- 88.9%                                     8,051
Receivable From Brokers for Securities Sold Short -- 0.8%                                       68
Securities Sold Short (Proceeds $7,875) -- (87.2)%                                          (7,893)
Other Assets Less Liabilities -- (3.7)%                                                       (333)
                                                                                           -------

NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
  1,020 shares outstanding                                     $10,718
Undistributed net investment income                                 56
Accumulated net realized loss on investments                    (2,370)
Unrealized appreciation of investments                             648
                                                               -------
NET ASSETS -- 100.0%                                                                       $ 9,052
                                                                                           -------
NET ASSET VALUE PER SHARE                                                                  $  8.88
                                                                                           -------
--------------------------------------------------------------------------------------------------

(A)Non-income producing.

N.M. -- Not meaningful.

See notes to financial statements.

Schedule of Securities Sold Short
Legg Mason Light Street Trust, Inc.
April 30, 2000 (Unaudited)
(Amounts in Thousands)

Market Neutral Trust

                                                              Shares/Par                   Value
-------------------------------------------------------------------------------------------------
Common Stock and Equity Interests Sold Short -- 87.2%
Capital Goods -- 7.9%
Caterpillar Inc.                                                    4                      $  169
Danaher Corporation                                                 2                         103
Gentex Corporation                                                  5                         171(A)
Kaydon Corporation                                                  3                          68
Orbital Sciences Corporation                                        9                         112(A)
Thermo Electron Corporation                                         5                          89(A)
                                                                                           ------
                                                                                              712
                                                                                           ------
Commercial Services -- 3.2%
Sylvan Learning Systems, Inc.                                      12                         184(A)
Viad Corp                                                           4                         104
                                                                                           ------
                                                                                              288
                                                                                           ------
Consumer Durables -- 0.9%
Newell Rubbermaid, Inc.                                             3                          83
                                                                                           ------
Consumer Non-Durables -- 7.0%
Campbell Soup Company                                               4                          91
Del Monte Foods Company                                             5                          44(A)
Flowers Industries, Inc.                                            8                         114
H.J. Heinz Company                                                  2                          51
Kellogg Company                                                     3                          68
The Clorox Company                                                  2                          85
The Gillette Company                                                4                         141
Tootsie Roll Industries, Inc.                                       1                          31
Whitman Corporation                                                 1                          11
                                                                                           ------
                                                                                              636
                                                                                           ------
Consumer Services -- 2.9%
Bob Evans Farms, Inc.                                            N.M.                           4
Premier Parks Inc.                                                  1                          22
Speedway Motorsports, Inc.                                          1                          33(A)
The Walt Disney Company                                             2                         104
Tribune Company                                                     3                          97
                                                                                           ------
                                                                                              260
                                                                                           ------
Energy -- 3.8%
Barrett Resources Corporation                                       1                          29(A)
Evergreen Resources, Inc.                                           8                         176(A)
Tom Brown, Inc.                                                     4                          67(A)
Unocal Corporation                                                  2                          71
                                                                                           ------
                                                                                              343
                                                                                           ------

Legg Mason Light Street Trust, Inc.

Market Neutral Trust -- Continued

                                                              Shares/Par                   Value
-------------------------------------------------------------------------------------------------
Finance -- 11.3%
Associates First Capital Corporation                                2                      $   44
Bank of America Corporation                                         2                          79
Bank One Corporation                                                3                          76
First Union Corporation                                             6                         179
First Virginia Banks, Inc.                                          2                          73
Greater Bay Bancorp                                                 1                          47
Mellon Financial Corporation                                        3                          96
People's Bank                                                       6                         128
Sovran Self Storage Incorporated                                    1                          14
Sun Communities, Inc.                                               1                          40
SunTrust Banks, Inc.                                                1                          56
The South Financial Group, Inc.                                     1                          18
Trizec Hahn Corporation                                             3                          55
Vornado Realty Trust                                                1                          35
Wells Fargo & Company                                               2                          82
                                                                                           ------
                                                                                            1,022
                                                                                           ------
Health Care -- 5.4%
ALZA Corporation                                                    2                          92(A)
American Home Products Corporation                                  3                         152
Barr Laboratories, Inc.                                             1                          26(A)
Inhale Therapeutic Systems, Inc.                                    1                          49
Invitrogen Corporation                                              1                          50
Novoste Corporation                                                 1                          45
Ocular Sciences, Inc.                                               2                          27(A)
ResMed Inc.                                                         1                          48
                                                                                           ------
                                                                                              489
                                                                                           ------
Insurance -- 5.4%
Markel Corporation                                                  1                         102(A)
Mutual Risk Management Ltd.                                         6                          91
Reinsurance Group of America, Incorporated                          4                         107
The Progressive Corporation                                         2                         137
UnumProvident Corporation                                           3                          54
                                                                                           ------
                                                                                              491
                                                                                           ------
Metals and Minerals -- 3.6%
Georgia-Pacific Corporation (Timber Group)                          4                          95(A)
Martin Marietta Materials, Inc.                                     1                          64
Placer Dome Inc.                                                   15                         120
Plum Creek Timber Company Inc.                                      2                          49
                                                                                           ------
                                                                                              328
                                                                                           ------

                                                              Shares/Par                   Value
-------------------------------------------------------------------------------------------------
Process Industries -- 4.1%
Air Products and Chemicals, Inc.                                    3                      $   78
Chesapeake Corporation                                              1                          22
Corn Products International, Inc.                                   2                          43
Fort James Corporation                                              3                          74
Wausau-Mosinee Paper Corporation                                   13                         156
                                                                                           ------
                                                                                              373
                                                                                           ------
Retail -- 7.3%
Albertson's Inc.                                                    6                         209
Consolidated Stores Corporation                                     8                         103(A)
99 Cents Only Stores                                             N.M.                        N.M.(A)
O'Reilly Automotive, Inc.                                           6                          78(A)
Venator Group, Inc.                                                 7                          78(A)
Walgreen Co.                                                        5                         127
Williams-Sonoma, Inc.                                               2                          66(A)
                                                                                           ------
                                                                                              661
                                                                                           ------
Technology -- 7.8%
Alpha Industries, Inc.                                           N.M.                          21(A)
Compaq Computer Corporation                                         4                         123
CTS Corporation                                                     2                          95
EMCORE Corporation                                                  1                          43(A)
Gateway, Inc.                                                       2                          99(A)
General Semiconductor, Inc.                                         4                          74(A)
hi/fn, inc.                                                         1                          24(A)
Jabil Circuit, Inc.                                                 1                          53(A)
Micron Technology, Inc.                                             1                          98(A)
Park Electrochemical Corp.                                          1                          28
Solectron Corporation                                               1                          37(A)
Supertex, Inc.                                                   N.M.                          12(A)
                                                                                           ------
                                                                                              707
                                                                                           ------
Technology Services -- 1.6%
CIBER, Inc.                                                         3                          49(A)
DBT Online, Inc.                                                 N.M.                           4(A)
go.com                                                              4                          47(A)
Infonet Services Corporation                                        3                          45(A)
                                                                                           ------
                                                                                              145
                                                                                           ------
Transportation -- 4.3%
CSX Corporation                                                     3                          67
Knight Transportation, Inc.                                      N.M.                           4(A)
Northwest Airlines Corporation                                      4                         101(A)

Legg Mason Light Street Trust, Inc.

Market Neutral Trust -- Continued

                                                              Shares/Par                   Value
-------------------------------------------------------------------------------------------------
Transportation -- Continued
Swift Transportation Co., Inc.                                      4                      $   74(A)
US Airways Group, Inc.                                              3                          75(A)
Werner Enterprises, Inc.                                            4                          68
                                                                                           ------
                                                                                              389
                                                                                           ------
Utilities -- 10.7%
American Electric Power Company                                     5                         183
American Water Works Company, Inc.                                  3                          61
Cinergy Corp.                                                       2                          51
CMS Energy Corporation                                             10                         181
El Paso Energy Corporation                                          3                         106
Northern States Power Company                                       5                          98
Potomac Electric Power Company                                      7                         160
The Montana Power Company                                           2                          93
Washington Gas Light Company                                        1                          33
                                                                                           ------
                                                                                              966
                                                                                           ------
Total Common Stock and Equity Interests Sold Short
  (Proceeds -- $7,875)                                                                     $7,893
-------------------------------------------------------------------------------------------------

(A)Non-income producing.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets
Legg Mason Light Street Trust, Inc.
April 30, 2000 (Unaudited)
(Amounts in Thousands)

Classic Valuation Fund

                                                              Shares/Par                   Value
-------------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 98.4%
Business Services -- 3.0%
Reuters Group PLC - ADR                                              1                     $  135
                                                                                           ------
Capital Goods -- 20.5%
Caterpillar Inc.                                                     1                         59
Deere & Company                                                      2                         71
Diebold, Incorporated                                                1                         36
ECI Telecom Limited                                                  2                         64
General Dynamics Corporation                                         1                         80
Koninklijke (Royal) Philips Electronics N.V. - ADR                   3                        152
Northrop Grumman Corporation                                         2                        122
Raytheon Company - Class B                                           2                         40
Synopsys Inc.                                                        1                         55(A)
Teleglobe Inc.                                                       5                        116
The Boeing Company                                                   3                         99
Xerox Corporation                                                    1                         34
                                                                                           ------
                                                                                              928
                                                                                           ------
Commercial/Industrial Services -- 0.6%
Service Corporation International                                    6                         30
                                                                                           ------
Consumer Durables -- 4.7%
Computer Associates International, Inc.                              1                         54
General Motors Corporation                                           1                        108
Whirlpool Corporation                                                1                         53
                                                                                           ------
                                                                                              215
                                                                                           ------
Consumer Non-Durables -- 13.6%
Eastman Kodak Company                                                1                         72
Federated Department Stores, Inc.                                    2                         69(A)
J.C. Penney Company, Inc.                                            3                         42
Keane, Inc.                                                          3                         92(A)
Modis Professional Services, Inc.                                    6                         42(A)
Novartis AG - ADR                                                    1                         87
Philip Morris Companies Inc.                                         2                         42
Quintiles Transnational Corporation                                  3                         48(A)
Sara Lee Corporation                                                 3                         44
Zale Corporation                                                     2                         77(A)
                                                                                           ------
                                                                                              615
                                                                                           ------

Legg Mason Light Street Trust, Inc.

Classic Valuation Fund -- Continued

                                                              Shares/Par                   Value
-------------------------------------------------------------------------------------------------
Energy -- 10.4%
BP Amoco Plc                                                         1                     $   62
Conoco Inc. - Class B                                                2                         59
Lyondell Chemical Company                                            2                         43
Sunoco, Inc.                                                         2                         62
Tosco Corporation                                                    1                         45
Transocean Sedco Forex Inc.                                          1                         44
Union Pacific Resources Group Inc.                                   5                         89
Unocal Corporation                                                   2                         69
                                                                                           ------
                                                                                              473
                                                                                           ------
Financial Services -- 18.1%
Ambac Financial Group, Inc.                                          1                         53
Bank of America Corporation                                          2                         91
CIT Group, Inc.                                                      5                         79
Countrywide Credit Industries, Inc.                                  3                         78
Everest Reinsurance Group Limited                                    2                         53
FleetBoston Financial Corporation                                    2                         71
MetLife, Inc.                                                        3                         41(A)
Nationwide Financial Services, Inc.                                  3                         72
Paine Webber Group Inc.                                              1                         41
SLM Holding Corporation                                              2                         67
The Allstate Corporation                                             2                         36
Washington Mutual, Inc.                                              3                         66
XL Capital Ltd.                                                      1                         71
                                                                                           ------
                                                                                              819
                                                                                           ------
Intermediate Manufacturing -- 10.4%
Air Products and Chemicals, Inc.                                     2                         48
Alcan Aluminum Ltd.                                                  2                         56
De Beers - ADR                                                       2                         46
Engelhard Corporation                                                3                         51
FMC Corporation                                                      1                         47(A)
Georgia-Pacific Group                                                1                         50
Phelps Dodge Corporation                                             2                         73
PPG Industries, Inc.                                                 1                         55
Sappi Limited - ADR                                                  6                         44
                                                                                           ------
                                                                                              470
                                                                                           ------
Transportation -- 4.0%
CNF Transportation Inc.                                              2                         51
CSX Corporation                                                      1                         25
Tidewater Inc.                                                       4                        106
                                                                                           ------
                                                                                              182
                                                                                           ------

                                                              Shares/Par                   Value
-------------------------------------------------------------------------------------------------
Utilities -- 13.1%
Bell Canada                                                          4                     $  106
Edison International                                                 4                         72
GTE Corporation                                                      1                         95
Kinder Morgan, Inc.                                                  3                         85
MCN Energy Group Inc.                                                3                         86
Niagara Mohawk Holdings, Inc.                                        5                         70(A)
Unicom Corporation                                                   2                         79
                                                                                           ------
                                                                                              593
                                                                                           ------
Total Common Stocks and Equity Interests (Identified
  Cost -- $4,538)                                                                           4,460
-------------------------------------------------------------------------------------------------
Total Investments -- 98.4% (Identified Cost -- $4,538)                                      4,460
Other Assets Less Liabilities -- 1.6%                                                          71
                                                                                           ------

NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to
  453 shares outstanding                                        $4,520
Undistributed net investment income                                  6
Accumulated net realized gain/(loss) on investments                 83
Unrealized appreciation/(depreciation) of investments              (78)
                                                                ------
NET ASSETS -- 100.0%                                                                       $4,531
                                                                                           ======
NET ASSET VALUE PER SHARE                                                                  $ 9.99
                                                                                           ======
-------------------------------------------------------------------------------------------------

(A)Non-income producing.

N.M. -- Not meaningful.

See notes to financial statements.

Statements of Operations
Legg Mason Light Street Trust, Inc.
(Amounts in Thousands) (Unaudited)

                                                                      Six Months Ended 4/30/00
                                                              ----------------------------------------
                                                              Market Neutral         Classic Valuation
                                                                  Trust                   Fund(A)
------------------------------------------------------------------------------------------------------
Investment Income:
Dividends(B)                                                     $   355                   $ 33
Interest                                                             113                      4
                                                                 -------                   ----
      Total income                                                   468                     37
                                                                 -------                   ----

Expenses:
Investment advisory fee                                              128                     12
Distribution and service fees                                         67                     16
Transfer agent and shareholder servicing expense                       6                      2
Dividend expense for securities sold short                           151                    N/A
Audit and legal fees                                                  21                      8
Custodian fee                                                         57                     34
Offering expense                                                      --                     12
Registration expense                                                   9                      4
Reports to shareholders                                                9                      1
Directors' fees                                                        5                      3
Other expenses                                                         1                      7
                                                                 -------                   ----
                                                                     454                     99
      Less fees waived and expenses reimbursed                      (101)                   (68)
                                                                 -------                   ----
      Total expenses, net of waivers and reimbursement               353                     31
                                                                 -------                   ----
NET INVESTMENT INCOME                                                115                      6
                                                                 -------                   ----

Net Realized and Unrealized Gain/(Loss) on:
Realized gain/(loss) on:
  Investments                                                        635                     83
  Securities sold short                                           (1,402)                   N/A
Change in unrealized appreciation/(depreciation) of:
  Investments                                                        496                    (78)
  Securities sold short                                             (735)                   N/A
                                                                 -------                   ----
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND
  SECURITIES SOLD SHORT                                           (1,006)                     5
------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                   $  (891)                  $ 11
------------------------------------------------------------------------------------------------------

(A)For the period November 8, 1999 (commencement of operations) to April 30,
   2000.

(B)Net of $1 foreign tax expense for Classic Valuation.

N/A -- Not applicable.

See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Light Street Trust, Inc.
(Amounts in Thousands) (Unaudited)

                                                                         Market                   Classic
                                                                        Neutral                  Valuation
                                                                         Trust                      Fund
                                                              ----------------------------       ---------
                                                              Six Months         Period            Period
                                                                Ended             Ended            Ended
                                                               4/30/00         10/31/99(A)       4/30/00(A)
-----------------------------------------------------------------------------------------------------------
Change in Net Assets:

Net investment income                                          $   115           $   199           $    6

Net realized gain/(loss) on investments and securities sold
  short                                                           (767)           (1,603)              83

Change in unrealized appreciation/(depreciation) of
  investments and securities sold short                           (239)              887              (78)
-----------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                    (891)             (517)              11

Distributions to shareholders from net investment income          (145)             (145)              --

Change in net assets from Fund share transactions               (7,425)           18,075            4,470
-----------------------------------------------------------------------------------------------------------
Change in net assets                                            (8,461)           17,413            4,481

Net Assets:

Beginning of period                                             17,513               100               50
-----------------------------------------------------------------------------------------------------------
End of period                                                  $ 9,052           $17,513           $4,531
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income                            $    56           $    86           $    6
-----------------------------------------------------------------------------------------------------------

(A)Commencement of operations:
 Market Neutral Trust -- February 16, 1999
 Classic Valuation Fund -- November 8, 1999

See notes to financial statements.

Financial Highlights

     Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                 Investment Operations                          Distributions
                                        ----------------------------------------   ----------------------------------------
                                                                                                   From
                            Net Asset      Net        Net Realized      Total         From          Net
                             Value,     Investment   and Unrealized      From         Net        Realized
                            Beginning    Income/     Gain/(Loss) on   Investment   Investment     Gain on         Total
                            of Period     (Loss)      Investments     Operations     Income     Investments   Distributions
---------------------------------------------------------------------------------------------------------------------------

Market Neutral Trust
Six Months Ended
 April 30, 2000(A)           $ 9.60     $.10(B)          $(.73)         $(.63)       $(.09)        $  --          $(.09)
Period Ended Oct. 31,
 1999(E)                      10.00      .11(B)           (.43)          (.32)        (.08)           --           (.08)

Classic Valuation Fund
Period Ended
 April 30, 2000(A,F)         $10.00      .$01(G)         $(.02)         $(.01)       $  --         $  --          $  --
---------------------------------------------------------------------------------------------------------------------------

                                                             Ratios/Supplemental Data
                                        ------------------------------------------------------------------
                                                                    Net
                            Net Asset                           Investment                   Net Assets,
                             Value,                Expenses    Income/(Loss)   Portfolio       End of
                             End of      Total    to Average    to Average     Turnover        Period
                             Period     Return    Net Assets    Net Assets       Rate      (in thousands)
--------------------------  ------------------------------------------------------------------------------
Market Neutral Trust
Six Months Ended
 April 30, 2000(A)            $8.88     (6.49)%(C) 3.00%(B,D)      1.71%(B,D)   485.6%(D)       $ 9,052
Period Ended Oct. 31,
 1999(E)                       9.60     (3.20)%(C) 3.00%(B,D)      1.70%(B,D)   481.5%(D)        17,513
Classic Valuation Fund
Period Ended
 April 30, 2000(A,F)          $9.99     (1.0)%(C)  2.00%(D,G)       .34%(D,G)    75.9%(D)       $ 4,531
--------------------------

(A)Unaudited.

(B)Net of fees waived pursuant to a contractual expense limitation of 3.00% of average daily net assets through February 28, 2001. If no fees had been waived by Legg Mason Fund Adviser, Inc., the annualized ratio of expenses to average net assets for the period ended April 30, 2000, and for the year ended October 31, 1999, including dividend expense for securities sold short, would have been 6.76% and 6.70%, respectively.

(C)Not annualized.

(D)Annualized.

(E)For the period February 16, 1999 (commencement of operations) to October 31, 1999.

(F)For the period November 8, 1999 (commencement of operations) to April 30,
   2000.

(G)Net of fees waived pursuant to a contractual expense limitation of 2.00% of average daily net assets until December 31, 2000. If no fees had been waived by Legg Mason Fund Adviser, Inc., the annualized ratio of expenses to average net assets for the period ended April 30, 2000, would have been 6.36%.

See notes to financial statements.

Notes To Financial Statements
Legg Mason Light Street Trust, Inc.

(Amounts in Thousands) (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

     The Legg Mason Light Street Trust, Inc. ("Corporation"), consisting of the Market Neutral Trust ("Market Neutral") and the Classic Valuation Fund ("Classic Valuation") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

     Each Fund consists of two classes of shares: Primary Class, offered since February 16, 1999, for Market Neutral; and since November 8, 1999, for Classic Valuation; and Navigator Class, offered only to certain institutional investors. The Navigator Classes have not commenced operations.

Security Valuation

     Securities owned by the Funds and securities sold short by Market Neutral for which market quotations are readily available are valued at current market value. In the absence of readily available market quotations, securities are valued at fair value in accordance with guidelines established by the Funds' Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds' advisers to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed income securities with remaining maturities of 60 days or less are valued at amortized cost.

Investment Income and Distributions to Shareholders

     Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid quarterly for Market Neutral and annually for Classic Valuation. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States; accordingly, reclassifications are made within a Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Security Transactions

     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At April 30, 2000, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                   Receivable for        Payable for
                   Securities Sold   Securities Purchased
---------------------------------------------------------
Market Neutral         $1,482               $1,546
Classic Valuation         109                  141

Short Sales

     Market Neutral is authorized to engage in short-selling, which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on

--------------------------------------------------------------------------------

which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or liquid securities sufficient to cover its short position on a daily basis. At April 30, 2000, the value of securities sold short amounted to $7,893, against which collateral of $17,210 was held. The collateral includes the Morgan Stanley deposit account, Goldman, Sachs & Company repurchase agreement, and the securities held long, as shown in the statement of net assets. Dividends declared on securities sold short are recorded on the ex-dividend date.

Deferred Offering and Organizational Costs

     Deferred offering costs of $32 for Market Neutral were fully expensed at October 31, 1999. Deferred offering costs of $23 for Classic Valuation are being expensed over the twelve-month period beginning November 8, 1999 (commencement of operations). Organization costs of the Funds have been expensed as incurred, and as of October 31, 1999, organization costs for Market Neutral of $90 were borne by Legg Mason Fund Adviser ("LMFA"), the Funds' investment manager, and are subject to reimbursement by the Fund through January 15, 2002.

Federal Income Taxes

     No provision for federal income or excise taxes is required since the Funds intend to qualify or continue to qualify as regulated investment companies and distribute substantially all of their taxable income to their shareholders. At April 30, 2000, Market Neutral had a capital loss carryforward for federal income tax purposes of $1,542, expiring in 2007.

Use of Estimates

     Preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:

     For the six months ended April 30, 2000, investment transactions (excluding short-term investments) were as follows:

                               Proceeds From
                   Purchases       Sales
--------------------------------------------
Market Neutral      $16,635       $27,214
Classic Valuation     5,510         1,056

     At April 30, 2000, cost/proceeds, aggregate gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                     Cost/                                   Net Appreciation/
                    Proceeds   Appreciation   Depreciation    (Depreciation)
------------------------------------------------------------------------------
Market Neutral:
  Investments        $8,493        $962          $(296)            $666
  Short Sales         7,875         367           (385)             (18)
Classic Valuation:
  Investments         4,538         289           (367)             (78)

--------------------------------------------------------------------------------

3. Repurchase Agreements:

     All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. Each Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

4. Transactions With Affiliates:

     Each Fund has a management agreement with LMFA. Pursuant to their respective agreements, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of each Fund's respective daily net assets. Under the terms of each investment management agreement, LMFA is required to bear any expenses through the respective expiration dates, including organization costs, which would cause the Funds' ratio of expenses to average net assets to exceed a certain set percentage as described below ("percentage"). Thereafter, the Fund is required to reimburse LMFA for the expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Funds' ratio of expenses to average net assets to exceed the percentage.

     LMFA has agreed to waive its fees in any month (exclusive of taxes, interest, brokerage and extraordinary expenses) as shown in the following chart:

                   Management    Expense     Expense Limitation     Management        Expenses
      Fund            Fee       Limitation    Expiration Date      Fees Waived*      Reimbursed
-------------------------------------------------------------------------------------------------
Market Neutral       1.90%        3.00%      February 28, 2001         $327             $--
Classic Valuation    0.75%        2.00%      December 31, 2000           12              40

     Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by a Fund to LMFA to the extent that, from time to time during the next three fiscal years, the repayment will not cause a Fund's expenses to exceed the limit, if any, imposed by LMFA at that time.

     Batterymarch Financial Management, Inc. ("Batterymarch") serves as investment advisor to Market Neutral. Batterymarch is responsible for the actual investment activity of the Fund. LMFA pays Batterymarch a fee, computed daily and payable monthly, at an annual rate of 78.9% of the fee received by LMFA, or 1.5% of the Fund's average daily net assets, not to exceed the fee received by LMFA. Fees paid to Batterymarch are net of any waivers.

     Brandywine Asset Management, Inc. ("Brandywine") serves as investment advisor to Classic Valuation. Brandywine is responsible for the daily management of the Fund. LMFA pay Brandywine a fee, computed and payable monthly, at an annual rate of 60% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers.

--------------------------------------------------------------------------------

     Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor for the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                  Period Ended
                                                 April 30, 2000           At April 30, 2000
                                            ------------------------   ------------------------
                   Distribution   Service   Distribution and Service   Distribution and Service
      Fund             Fee          Fee           Fees Waived                Fees Payable
-----------------------------------------------------------------------------------------------
Market Neutral        0.75%        0.25%              $ --                       $ 8
Classic Valuation     0.75%        0.25%                16                        --

---------------

*Subject to recapture.

     No brokerage commissions were paid by the Funds to Legg Mason or its affiliates during the period ended April 30, 2000.

     Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason $1 for both Market Neutral and Classic Valuation for the period ended April 30, 2000.

     LMFA, Legg Mason, Batterymarch and Brandywine are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

     The Funds, along with certain other Legg Mason Funds, participate in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the period ended April 30, 2000, the Funds had no borrowings under the Credit Agreement.

6. Fund Share Transactions:

     At April 30, 2000, there were 450,000 and 200,000 shares authorized at $.001 par value for Market Neutral and Classic Valuation, respectively. Share transactions were as follows:

                                                           Reinvestment
                                            Sold         of Distributions      Repurchased         Net Change
                                      ----------------   -----------------   ----------------   ----------------
                                      Shares   Amount    Shares    Amount    Shares   Amount    Shares   Amount
----------------------------------------------------------------------------------------------------------------
Market Neutral
  Six Months Ended April 30, 2000       191    $ 1,796     14       $130     (1,009)  $(9,351)    (804)   $(7,425)
  Period Ended October 31, 1999(A)    2,499     24,632     14        137      (699)    (6,694)   1,814     18,075
Classic Valuation
  Period Ended April 30, 2000(B)        512    $ 5,086     --       $ --       (64)   $  (616)     448    $ 4,470

---------------

(A)For the period February 16, 1999 (commencement of operations) to October 31, 1999.

(B)For the period November 8, 1999 (commencement of operations) to April 30,
   2000.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

[LEGG MASON LOGO]

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

                EQUITY FUNDS:                                     SPECIALTY FUNDS:
Value Trust, Inc.                                   Market Neutral Trust
Special Investment Trust, Inc.                      Balanced Trust
Total Return Trust, Inc.                            Financial Services Fund
American Leading Companies Trust                    Opportunity Trust
Classic Valuation Fund
Focus Trust, Inc.
U.S. Small-Capitalization Value Trust

                GLOBAL FUNDS:                                    TAXABLE BOND FUNDS:
Global Income Trust                                 U.S. Government Intermediate-Term Portfolio
Europe Fund                                         Investment Grade Income Portfolio
International Equity Trust                          High Yield Portfolio
Emerging Markets Trust

            TAX-FREE BOND FUNDS:                                 MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust             U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust                      Cash Reserve Trust
Pennsylvania Tax-Free Income Trust                  Tax Exempt Trust, Inc.

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.